N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

Charges for Early Withdrawals [Text Block]	Are there Charges or Adjustments for Early Withdrawals?An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.
Key Information, Benefit Restrictions [Text Block]

Yes.

•   We reserve the right to limit the use of the Performance Lock feature for certain Index Strategies.

•   We may discontinue the use of this feature for future Performance Lock requests at any time.

•   Withdrawals may significantly reduce the Death Benefit, perhaps by more than the amount withdrawn.

Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix B, “Financial Intermediary Variations” and the Cover Page of this prospectus for additional information.

For more information on the benefits under the Contract, please refer to the “Benefits Available Under the Contract” and “Performance Lock” sections of this prospectus.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
6.	Principal Risks of Investing In The Contract:

The second sentence of the third paragraph under the “Early Withdrawal Risk” is restated as follows:

“Similarly, an Interim Value adjustment will apply to a death benefit payment, Annuitization, Flexible Allocation, Performance Lock, or reallocation during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Investment OptionsIndex Strategy TermAn Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.Index ReturnDimensional International Equity Focus Index: The Dimensional International Equity Focus Index is a rules-based index that pursues size, value, and profitability premiums within Developed ex US and Canada markets in an integrated and diversified manner, leveraging Dimensional’s decades of experience in applying financial research into robust investment strategies.Dual Directional Index StrategyAssumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	The Interim Value formula is used to calculate amounts available for withdrawal (including systematic withdrawals), surrender, reallocation, Flexible Allocation, Performance Lock, Annuitization or payment of a death claim.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
10.	Benefits Available Under the Contract:

In the table listing the Benefits Available Under the Contract, under the Performance Lock Benefit, the Purpose is restated as follows:

“Captures the Interim Value of an Index Strategy at the end of any Valuation Day during the Index Strategy Term.”

Benefits Available [Table Text Block]

In the table listing the Benefits Available Under the Contract, under the Performance Lock Benefit, the Purpose is restated as follows:

“Captures the Interim Value of an Index Strategy at the end of any Valuation Day during the Index Strategy Term.”

Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Captures the Interim Value of an Index Strategy at the end of any Valuation Day during the Index Strategy Term.
Name of Benefit [Text Block]	Performance Lock
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal RiskSimilarly, an Interim Value adjustment will apply to a death benefit payment, Annuitization, Flexible Allocation, Performance Lock, or reallocation during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.